COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 15, 2019	Jul. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Mar. 08, 2017	Dec. 06, 2006
Rent Expense					$ 158,096	$ 63,978
Contract Settlement Amount									$ 11,164
Accrued interest			$ 11,164		18,000
Accrued Interest			366,384		463,900	313,035	$ 306,071	$ 38,199	$ 18,000
Accrued Interest Current					18,000
Accrued					11,164
Due To Related Party			21,907		82,883	28,624
Prepaid expenses with common shares					0	$ 122,162
California [Member]
Contract Settlement Amount					85,000
Legal Fees					3,000
Due To Related Party					28,786
Accrued Interest					53,000
Short Term Operating Lease [Member]
Rent Expense			64,778	$ 65,197
Operating lease, monthly payment			$ 4,500		$ 1,800
Issuance of common stock			5,333		5,333
Rent payments, monthly			$ 6,000		$ 6,000
Office lease term			1 year
Prepaid expenses with common shares			$ 49,600		49,600
Leases on office space per month		$ 15,736	$ 5,000		$ 5,000
Highland School [Member] | Short Term Lease Agreement [Member]
Lease Expiration Term	Oct. 31, 2020
Highland School [Member] | Short Term Lease Agreement [Member] | Minimum [Member]
Operating lease, monthly payment	$ 2,800
Highland School [Member] | Short Term Lease Agreement [Member] | Maximum [Member]
Operating lease, monthly payment	$ 2,900